Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001898718
Registrant Name	GMR Solutions Inc.
Registration File Number	333-295169
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES